SHARE CAPITAL AND SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
SHARE CAPITAL AND SHARE-BASED PAYMENTS
SHARE CAPITAL AND SHARE-BASED PAYMENTS
a)Authorized capital
We have unlimited authorized common shares with no par value.
During 2017, we implemented a new share compensation plan for stock options, performance share units and restricted share units. The new plan provides for treasury settlement up to an aggregate total of 6.5% of our issued and outstanding common shares. No units were granted under the new plan in 2017.
b)Stock options
Our existing incentive plan, approved by our shareholders, under which options to purchase common shares may be granted to officers, employees and others at the discretion of the Board of Directors. The exercise price of each option is set at the date of grant and shall not be less than the closing market price of our stock on the award date. The options can be granted for a maximum term of 10 years with vesting provisions determined by the Board of Directors. Currently, the vesting periods range up to three years, and the term is seven years. New shares from treasury are issued on the exercise of stock options.
The changes in stock options issued during the years ended December 31, 2017 and December 31, 2016 are as follows:

	2017		2016
	Number of stock options	Weighted average exercise price (C$/option)	Number of stock options	Weighted average exercise price (C$/option)
Outstanding, beginning of year	3,038,707	8.52	3,193,106	8.97
Granted	489,305	12.50	798,020	7.19
Assumed in connection with the acquisition of Seabee Gold Operation (note 3)	—	—	809,286	6.35
Exercised	(440,317)	(6.60)	(1,181,387)	(7.28)
Forfeited	(111,335)	(11.25)	(580,318)	(8.70)
Outstanding, end of year	2,976,360	9.35	3,038,707	8.52

During the year ended December 31, 2017, options granted to officers and employees had exercise prices ranging from C$12.01 to C$14.12 (December 31, 2016 - C$7.17 to C$7.27) and expiry dates ranging from January 1, 2024 to April 1, 2024.
As of December 31, 2017, incentive stock options constitute 2.5% (2016 - 2.5%) of issued and outstanding common share capital. The aggregate intrinsic value of vested share options (market value less exercise price) at December 31, 2017 was $4,076,000 (December 31, 2016 - $3,870,000).
The weighted average fair value of stock options granted during the year ended December 31, 2017 and year ended December 31, 2016 were estimated to be C$5.97 and C$3.34 per stock option, respectively, at the grant date using the Black-Scholes option pricing model, based on the following assumptions:

Years ended December 31	2017	2016
Forfeiture rate (%)	3.0	3.0
Dividend yield (%)	—	—
Average risk-free interest rate (%)	1.00	0.63
Expected life (years)	4.2	4.2
Volatility (%)	60.9	59.5

15.	SHARE CAPITAL AND SHARE-BASED PAYMENTS (Continued)
Option pricing models require the input of highly subjective assumptions. The expected life of the options considered such factors as the average length of time similar option grants in the past have remained outstanding prior to exercise and the vesting period of the grants. Volatility was estimated based upon historical price observations over the expected term. Changes in the subjective input assumptions can materially affect the estimated fair value of the options.
The weighted average share price, at the date of grant, of stock options granted in 2017 was C$12.50 (2016 - C$7.19).
The weighted average share price at the date of the exercise of stock options in 2017 was C$13.50 (2016 - C$15.53).
The following table summarizes information about stock options outstanding and exercisable at December 31, 2017:

	Stock options outstanding		Stock options exercisable
Exercise prices (C$)	Stock options outstanding	Weighted average remaining contractual life (years)	Stock options exercisable	Weighted average exercise price (C$/option)
3.30 - 7.02	585,719	3.3	382,281	5.53
7.03 - 7.36	800,162	4.4	308,411	7.22
7.37 - 11.95	758,815	3.7	592,148	9.11
11.96 - 28.78	831,664	3.9	367,709	16.75
	2,976,360	3.9	1,650,549	9.63

c)Deferred Share Units
Non-executive directors may elect to receive all or a portion of their annual compensation in the form of DSUs which are linked to the value of our common shares. DSUs are issued on a quarterly basis under the terms of the DSU Plan, at the market value of our common shares at the date of grant. DSUs vest immediately and are redeemable in cash on the date the director ceases to be our director.

Years ended December 31	2017	2016
	Number of DSUs	Number of DSUs
Outstanding, beginning of year	535,579	439,136
Granted	73,184	96,443
Outstanding, end of year	608,763	535,579

DSUs granted in the year ended December 31, 2017 had a fair value of C$12.95 per unit (2016 - C$10.13). DSUs are cash-settled instruments and, therefore, the fair value of the outstanding DSUs at the end of each reporting period is recognized as an accrued liability with the associated compensation cost recorded in general and administrative expenses. As at December 31, 2017, the weighted average fair value was C$11.07 per unit (December 31, 2016 - C$12.01 per unit).
At December 31, 2017, an accrued liability of $5,372,000 (2016 - $4,791,000) was outstanding.

15.	SHARE CAPITAL AND SHARE-BASED PAYMENTS (Continued)
d)Restricted Share Units
RSUs are granted to employees based on the value of our share price at the date of grant. The awards have a graded vesting schedule over a three-year period. The terms of the plan provide the Board of Directors the discretion to elect to settle the units in either cash or shares.
To date, all RSUs have been cash-settled and, therefore, are recognized as a liability, with fair value remeasurement at each reporting period. The associated compensation cost is recorded in general and administrative expenses unless directly attributable to our operations, whereby it is included in cost of inventory, or exploration and evaluation costs.

Years ended December 31	2017	2016
	Number of RSUs	Number of RSUs
Outstanding, beginning of year	704,055	640,077
Granted	242,565	409,279
Settled	(313,003)	(244,982)
Forfeited	(92,611)	(100,319)
Outstanding, end of year	541,006	704,055

RSUs granted in the year ended December 31, 2017 had a weighted average fair value of C$14.06 per unit (2016 - C$7.27 per unit). RSUs settled in the year ended December 31, 2017 were settled at a fair value of C$13.98 per unit (2016 - C$8.09). As at December 31, 2017, the weighted average fair value was C$11.07 per unit (December 31, 2016 - C$12.01 per unit).
At December 31, 2017, an accrued liability of $3,339,000 (2016 - $3,561,000) was outstanding.

e)Performance Share Units
PSUs are granted to senior executives, and vest after a performance period of three years. The vesting of these awards is based on our total shareholder return in comparison to our peer group and awards vested range from 0% to 200% of initial PSUs granted. The terms of the plan provide the Board of Directors the discretion to elect to settle PSUs in either cash or shares.
To date, all PSUs have been cash-settled and, therefore, are recognized as a liability, with fair value remeasurement at each reporting period. The associated compensation cost is recorded in general and administrative expenses.

Years ended December 31	2017	2016
	Number of PSUs	Number of PSUs
Outstanding, beginning of year	524,550	413,150
Granted	159,850	276,000
Settled	(190,000)	(125,950)
Forfeited	(102,968)	(38,650)
Outstanding, end of year	391,432	524,550

PSUs granted in the year ended December 31, 2017 had a weighted average fair value of C$12.62 per unit (2016 - C$7.17 per unit). PSUs settled in the year ended December 31, 2017 were settled at a fair value of C$13.97 per unit (December 31, 2016 - C$17.32). As at December 31, 2017, the weighted average fair value was C$9.47 per unit (2016 - C$12.29 per unit).
At December 31, 2017, an accrued liability of $1,299,000 (2016 - $3,818,000) was outstanding.

15.	SHARE CAPITAL AND SHARE-BASED PAYMENTS (Continued)
f)Share-based compensation
Total share-based compensation, including all equity and cash-settled arrangements, for the years ended December 31, 2017 and 2016 has been recognized in the consolidated financial statements as follows:

Years ended December 31	2017	2016
	$	$
Equity-settled
Cost of inventory	190	97
General and administrative expense	1,988	1,999
Exploration, evaluation and reclamation expenses	41	37
Cash-settled
Cost of inventory	1,639	2,109
General and administrative expense	2,237	5,948
Exploration, evaluation and reclamation expenses	—	100
Total	6,095	10,290